REVENUES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue [Line Items]
Revenue	$ 9,261	$ 0
United States
Revenue [Line Items]
Revenue	4,261	0
Europe
Revenue [Line Items]
Revenue	$ 5,000	$ 0